SHARE CAPITAL & SHARE PREMUIM - Shares Narrative (Details) - USD ($)				1 Months Ended		12 Months Ended
	Dec. 12, 2022	Jun. 01, 2022	May 06, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Shares authorized (in shares)			10,000,000,000				10,000,000,000	10,000,000,000
Par value of shares issued	$ 0.000005		$ 0.000005		$ 0.000005		$ 0.000005	$ 0.000005
Number of issued upon incorporation of the company			1
Number of shares allotted and issued for loan capitalization (in shares)						1
Value of shares allotted and issued for loan capitalization (in $)						$ 1,000
Number of shares allotted and issued for cash injection (in shares)					1
Number of shares issued excluding for cash injection				557,399,997
Issue of ordinary shares to share award scheme trusts (in shares)	61,933,000					61,933,000
Newpai (Parent Company)
Disclosure of classes of share capital [line items]
Par value of shares issued	$ 0.000005
Number of shares allotted and issued for loan capitalization (in shares)		1
Value of shares allotted and issued for loan capitalization (in $)		$ 471,336,000
Number of shares allotted and issued for cash injection (in shares)		1
Value of shares allotted and issued for cash injection		$ 23,144,000			$ 471,336,000
Number of shares issued excluding for cash injection	557,399,997